PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 26, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Profit (loss) for the year			$ (19,426,051)	$ 7,156,005	$ 11,441,233
Adjustments:
Share-based payments			2,060,666	0	0
Depreciation and amortization			1,112,422	167,895	228,485
Income from lock-up release (net), classified as financing cash flow			(9,180,758)	0	0
Financing costs			22,642,028	31,111,064	11,766,726
Listing expense			44,469,613	0	0
Income tax expense			9,562,060	4,980,622	2,236,507
AdjustmentsForIncomeTaxPaid			(5,137,381)	(4,639,456)	(324,624)
Cash flows from investing activities:
Purchases of property and equipment			(71,066)	(126,476)	(88,487)
Restricted cash equivalents			(3,154,007)	571,787	620,450
Net cash used in investing activities			(10,734,635)	(23,200,222)	(36,483,936)
Cash flows from financing activities:
Repayment of long-term debt			(10,909,299)	(152,482,361)	(13,335,183)
Cash paid for raising debt			0	(814,661)
Repurchase of treasury shares			(1,242,773)	0	0
Proceeds from Business Combination, net of transaction costs paid			3,726,534	0	0
Proceeds from lock-up release, net of transaction costs paid			9,180,758	0	0
Net cash (used in) provided by financing activities			(14,690,843)	25,977,456	14,804,304
Net (decrease) increase in cash and cash equivalents			(6,415,016)	20,254,251	(2,372,241)
Cash and cash equivalents at the beginning of year	$ 35,242,363	$ 1,121,150	35,242,363	14,988,112	17,360,353
Cash and cash equivalents at the end of year	1,121,150	28,827,347	28,827,347	35,242,363	14,988,112
Parent
Cash flows from operating activities:
Profit (loss) for the year	14,167,547	(43,400,621)		6,494,409	(1,097,107)
Adjustments:
Share-based payments	0	1,135,950		0	0
Depreciation and amortization	6,063	926,250		17,627	12,607
Income from lock-up release (net), classified as financing cash flow	0	(9,180,758)			0
Financing costs	0	0		718,844	1,226,265
Interest income from subsidiaries and affiliated companies	(208,833)	0		(694,628)	(632,490)
Listing expense	0	44,469,613		0	0
Income tax expense	875,000	0		2,745,090	0
Working capital adjustments	1,450,869	(10,788,043)		4,929,619	(97,000)
AdjustmentsForIncomeTaxPaid	(875,000)	0		(2,745,090)	0
Net cash generated by operating activities	15,415,646	(16,837,609)		11,465,871	(587,725)
Cash flows from investing activities:
Increase in equity investment in subsidiaries	0	0		(1,569,077)	(2,822,487)
Purchases of property and equipment	0	0		0	(25,100)
Increase in loans to subsidiaries and affiliated companies	0	0		287,122	464,007
Restricted cash equivalents	0	0		1,205,162	594,838
Net cash used in investing activities	0	0		(76,793)	(1,788,742)
Cash flows from financing activities:
Repayment of long-term debt	0	0		(14,998,275)	0
Increase in loans from subsidiaries and affiliated companies	0	0		2,355,000	0
Cash paid for raising debt	0	0		0	(5,175)
Repurchase of treasury shares	0	(1,242,773)		0	0
Proceeds from Business Combination, net of transaction costs paid	(863,851)	11,791,695		0	0
Proceeds from lock-up release, net of transaction costs paid	0	9,180,758		0	0
Repayment of loans from subsidiaries and affiliated companies	(2,355,000)	0		0	0
Interest paid	0	0		(780,798)	(1,102,499)
Net cash (used in) provided by financing activities	(3,218,851)	19,729,680		(13,424,073)	(1,107,674)
Net (decrease) increase in cash and cash equivalents	12,196,795	2,892,071		(2,034,995)	(3,484,141)
Cash and cash equivalents at the beginning of year	788,008	12,984,803	788,008	2,823,003	6,307,144
Cash and cash equivalents at the end of year	$ 12,984,803	$ 2,892,071	$ 2,892,071	$ 788,008	$ 2,823,003